Description of Business	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Description of Business [Abstract]
Description of Business

1. Description of Business

Oriental Rise Holdings Limited (the “Company”) was incorporated and registered on 25 January 2019 in the Cayman Islands as an exempted company with limited liability under the Companies Act (As Revised), Cap. 22 of the Cayman Islands. The registered office of the Company is Cricket Square, Hutchins Drive, P.O. Box 2681, Grand Cayman, KY1-1111, Cayman Islands. On 17 October 2024, the Company completed the initial public offering (“IPO”) in the Nasdaq Stock Exchange (stock code: ORIS) by issuance of 1,750,000 shares at an offering price of US$4.00 per share, with gross proceeds of US$7,000,000. Under the Underwriting Agreement, the underwriters had the option to purchase up to 262,500 additional Ordinary Shares (the “Over-allotment Shares”) pursuant to the “Over-allotment Option” as described in the Underwriting Agreement. By letter dated October 21, 2024, the underwriters exercised their option to purchase all of the available Over-allotment Shares. The purchase and sale of the Over-allotment Shares was closed on October 23, 2024, resulting in $1,050,000 in additional gross proceeds from the IPO.

The Company’s ultimate holding company is PLENTIFUL THRIVING LIMITED (“Plentiful Thriving”), a company incorporated in the British Virgin Islands (“BVI”). Plentiful Thriving is controlled by Mr. CHUN SUN WONG (“Mr. Wong”). Plentiful Thriving and Mr. Wong are referred to as the controlling shareholder.

The Company is an investment holding company. The Company and its wholly-owned subsidiaries now comprising the Group are principally engaged in production and trading of primarily-processed teas and/or refined teas in the People’s Republic of China (“PRC”). Details of the Company’s wholly-owned subsidiaries are set out in below:

				Percentage of ownership interest/voting power/profit sharing
Name	Place of incorporation and operation	Date of incorporation/ establishment	Issued and paid up capital/registered capital	As of December 31, 2024	As of June 30, 2025	At of date of this report	Principal activities
Wisdom Navigation Limited (“Wisdom Navigation”)	BVI	15 November 2018	USD100/ USD50,000	100%	100%	100%	Investment holding
East Asia Enterprise Limited	Hong Kong	8 October 2012	HK$10,000/ HK$10,000	100%	100%	100%	Investment holding
福建閩東紅茶業科技有限公司 Fujian Min Dong Hong Tea Industrial Technical Company Limited*	PRC	24 May 2013	HK$29,670,000/ HK$35,000,000	100%	100%	100%	Sales of refined teas
福建省青菁農業綜合開發有限公司 Fujian Qing Jing Agricultural Development Company Limited*	PRC	26 May 2008	RMB3,060,000/ RMB3,060,000	100%	100%	100%	Processing of tea leaves and wholesale primarily-processed teas

Notes:

All companies now comprising the Group have adopted December 31 as their financial year end date.

*	The English names of these companies represent the best effort made by the directors of the Company to translate the Chinese names as these companies have not been registered with any official English names.

1. Description of Business

Oriental Rise Holdings Limited (the “Company”) was incorporated and registered on 25 January 2019 in the Cayman Islands as an exempted company with limited liability under the Companies Act (As Revised), Cap. 22 of the Cayman Islands. The registered office of the Company is Cricket Square, Hutchins Drive, P.O. Box 2681, Grand Cayman, KY1-1111, Cayman Islands. On 17 October 2024, the Company completed the initial public offering (“IPO”) in the Nasdaq Stock Exchange (stock code: ORIS) by issuance of 1,750,000 shares at an offering price of US$4.00 per share, with gross proceeds of US$7,000,000. Under the Underwriting Agreement, the underwriters had the option to purchase up to 262,500 additional Ordinary Shares (the “Over-allotment Shares”) pursuant to the “Over-allotment Option” as described in the Underwriting Agreement. By letter dated October 21, 2024, the underwriters exercised their option to purchase all of the available Over-allotment Shares. The purchase and sale of the Over-allotment Shares was closed on October 23, 2024, resulting in $1,050,000 in additional gross proceeds from the IPO.

The Company’s ultimate holding company is PLENTIFUL THRIVING LIMITED (“Plentiful Thriving”), a company incorporated in the British Virgin Islands (“BVI”). Plentiful Thriving is controlled by Mr. CHUN SUN WONG (“Mr. Wong”). Plentiful Thriving and Mr. Wong are referred to as the controlling shareholder.

The Company is an investment holding company. The Company and its wholly-owned subsidiaries now comprising the Group are principally engaged in production and trading of primarily-processed teas and/or refined teas in the People’s Republic of China (“PRC”). Details of the Company’s wholly-owned subsidiaries are set out in below:

	Place of		Issued and	Percentage of ownership interest/voting power/profit sharing
	incorporation and	Date of incorporation/	paid up capital/registered	As of December 31		At of date of this	Principal
Name	operation	establishment	capital	2023	2024	report	activities
Wisdom Navigation Limited (“Wisdom Navigation”)	BVI	15 November 2018	USD100/ USD50,000	100%	100%	100%	Investment holding
East Asia Enterprise Limited	Hong Kong	8 October 2012	HK$10,000/ HK$10,000	100%	100%	100%	Investment holding
福建閩東紅茶業科技有限公司 Fujian Min Dong Hong Tea Industrial Technical Company Limited*	PRC	24 May 2013	HK$29,670,000/ HK$35,000,000	100%	100%	100%	Sales of refined teas
福建省青菁農業綜合開發有限公司 Fujian Qing Jing Agricultural Development Company Limited*	PRC	26 May 2008	RMB 3,060,000/ RMB 3,060,000	100%	100%	100%	Processing of tea leaves and wholesale primarily- processed teas

Notes:

All companies now comprising the Group have adopted December 31 as their financial year end date.

*:	The English names of these companies represent the best effort made by the directors of the Company to translate the Chinese names as these companies have not been registered with any official English names.